Perritt Micro Cap Opportunities
Schedule of Investments (Unaudited)		January 31, 2023

Shares	COMMON STOCKS - 98.98%	Value
	Air Freight & Logistics - 3.62%
373,000	Radiant Logistics, Inc. (a)	$2,092,530
		2,092,530
	Auto Components - 1.35%
40,000	Motorcar Parts of America, Inc. (a)	582,400
7,894	Strattec Security Corp. (a)	196,639
		779,039
	Banks - 1.14%
25,000	First Internet Bancorp	657,250
		657,250
	Capital Markets - 9.40%
289,999	Heritage Global, Inc. (a)	765,597
180,000	Silvercrest Asset Management Group, Inc. - Class A	3,402,000
406,600	U.S. Global Investors, Inc. - Class A	1,272,658
		5,440,255
	Chemicals - 5.79%
155,520	Flexible Solutions International, Inc. - ADR(a)(b)	496,109
218,829	Northern Technologies International Corp.	2,855,719
		3,351,828
	Commercial Services & Supplies - 3.545
20,000	CECO Environmental Corp. (a)	287,800
207,000	Perma-Fix Environmental Services, Inc. (a)	859,050
131,589	Quest Resource Holding Corp. (a)	907,964
		2,054,814
	Communications Equipment - 2.91%
13,000	Aviat Networks, Inc. (a)	420,550
200,000	Ceragon Networks, Ltd. - ADR(a)(b)	416,000
182,612	PC-Tel, Inc.	845,494
		1,682,044
	Construction & Engineering - 4.57%
45,703	Bowman Consulting Group Ltd. (a)	1,164,970
10,288	IES Holdings, Inc. (a)	409,565
15,900	Matrix Service Co. (a)	128,313
25,223	Northwest Pipe Co. (a)	943,340
		2,646,188
	Consumer Finance - 0.79%
50,000	EZCORP, Inc. - Class A (a)	455,500
		455,500
	Diversified Consumer Services - 1.87%
75,000	Lincoln Educational Services Corp. (a)	476,250
80,000	Universal Technical Institute, Inc. (a)	606,400
		1,082,650
	Diversified Financial Services - 2.78%
32,000	A-Mark Precious Metals, Inc.	1,232,000
20,000	SWK Holdings Corp. (a)	377,200
		1,609,200
	Diversified Telecommunication Services - 0.62%
25,000	Ooma, Inc. (a)	359,250
		359,250
	Electrical Equipment - 1.19%
50,000	LSI Industries, Inc.	686,500
		686,500
	Electronic Equipment, Instruments & Components - 4.29%
27,630	Bel Fuse, Inc. - Class B	1,089,727
69,474	Coda Octopus Group, Inc. (a)	501,602
33,000	Identiv, Inc. (a)	287,760
210,605	Powerfleet, Inc. (a)	602,330
		2,481,419
	Energy Equipment & Services - 2.51%
325,000	CSI Compressco LP	455,000
40,000	Geospace Technologies Corp. (a)	190,400
120,000	Newpark Resources, Inc. (a)	544,800
229,495	Profire Energy, Inc. (a)	259,329
		1,449,529
	Entertainment - 1.56%
20,381	Chicken Soup For The Soul Entertainment, Inc. (a)	126,770
363,500	WildBrain Ltd. - ADR(a)(b)	774,255
		901,025
	Food Products - 1.21%
350,000	MamaMancini's Holdings, Inc. (a)	698,250
		698,250
	Health Care Providers & Services - 2.70%
13,793	InfuSystem Holdings, Inc. (a)	138,206
133,802	Quipt Home Medical Corp. - ADR(a)(b)	776,052
76,070	Viemed Healthcare, Inc. - ADR(a)(b)	645,834
		1,560,092
	Health Care Technology - 0.95%
238,857	iCAD, Inc. (a)	546,982
		546,982
	Hotels, Restaurants & Leisure - 1.74%
84,000	Century Casinos, Inc. (a)	740,880
90,000	Galaxy Gaming, Inc. (a)	265,050
		1,005,930
	Household Durables - 5.26%
6,271	Flexsteel Industries, Inc.	120,780
91,500	Legacy Housing Corp. (a)	1,831,830
82,284	Singing Machine Co., Inc. (a)	365,343
20,000	The Lovesac Co. (a)	514,800
20,062	VOXX International Corp. (a)	211,554
		3,044,307
	Interactive Media & Services - 1.07%
103,800	DHI Group, Inc. (a)	616,572
		616,572
	Internet & Direct Marketing Retail - 0.52%
400,000	Polished.com, Inc. (a)	302,000
		302,000
	IT Services - 2.66%
96,117	Information Services Group, Inc.	503,653
270,000	Research Solutions, Inc. (a)	599,400
225,000	Usio, Inc. (a)	438,750
		1,541,803
	Machinery - 8.65%
53,557	Commercial Vehicle Group, Inc. (a)	448,808
41,000	Gencor Industries, Inc. (a)	436,240
17,512	LB Foster Co. - Class A (a)	207,167
48,000	Mayville Engineering Co, Inc. (a)	768,000
40,000	Miller Industries, Inc.	1,160,400
39,000	Shyft Group, Inc.	1,298,310
272,000	TechPrecision Corp. (a)	682,720
		5,001,645
	Marine - 0.85%
25,000	Euroseas Ltd. - ADR (b)	493,750
		493,750
	Metals & Mining - 2.86%
72,404	Ampco-Pittsburgh Corp. (a)	237,485
65,000	Fortitude Gold Corp.	416,000
236,069	Gold Resource Corp.	408,399
88,000	McEwen Mining, Inc. (a)	590,480
		1,652,364
	Mortgage Real Estate Investment Trusts - 1.55%
57,997	Chicago Atlantic Real Estate Finance, Inc.	896,054
		896,054
	Oil & Gas & Consumable Fuels - 3.16%
172,367	Evolution Petroleum Corp.	1,075,570
60,000	PHX Minerals, Inc.	216,600
115,000	Vaalco Energy, Inc.	534,750
		1,826,920
	Pharmaceuticals - 2.87%
315,000	Assertio Holdings, Inc. (a)	1,294,650
45,000	ProPhase Labs, Inc.	368,100
		1,662,750
	Professional Services - 6.41%
37,523	BGSF, Inc.	543,333
160,800	DLH Holdings Corp. (a)	1,979,448
39,636	Hudson Global, Inc. (a)	988,918
14,000	Where Food Comes From, Inc. (a)	196,000
		3,707,699
	Semiconductors & Semiconductor Equipment - 1.19%
38,000	Photronics, Inc. (a)	688,560
		688,560
	Software - 1.64%
21,720	American Software, Inc. - Class A	330,361
30,000	Asure Software, Inc. (a)	318,900
84,800	Intrusion, Inc. (a)	300,192
		949,453
	Specialty Retail - 0.83%
10,000	Build-A-Bear Workshop, Inc. (a)	245,600
303,500	Xcel Brands, Inc. (a)	235,243
		480,843
	Technology Hardware, Storage & Peripherals - 1.30%
350,000	Boxlight Corp. - Class A (a)	161,805
81,000	Immersion Corp.	592,920
		754,725
	Textile, Apparel & Luxury Goods - 1.59%
14,000	Delta Apparel, Inc. (a)	163,380
20,000	Lakeland Industries, Inc. (a)	289,600
39,366	Superior Group of Cos., Inc.	469,636
		922,616
	Trading Companies & Distributors - 1.20%
8,000	BlueLinx Holdings, Inc. (a)	694,560
		694,560
	Water Utilities - 0.54%
35,000	Pure Cycle Corp. (a)	313,950
		313,950
	Wireless Telecommunications Services - 0.29%
20,000	Spok Holdings, Inc.	167,000
		167,000

	TOTAL COMMON STOCKS (Cost $37,671,746)	$57,257,846

	SHORT-TERM INVESTMENTS - 1.20%
	Money Market Funds - 1.20%
692,538	U.S. Bank Money Market Deposit Account, 3.90% (c)	$692,538

	TOTAL SHORT-TERM INVESTMENTS (Cost $692,538)	$692,538

	Total Investments (Cost $38,364,284) - 100.18%	$57,950,384
	Liabilities in Excess of Other Assets - (0.18)%	(102,502)
	TOTAL NET ASSETS - 100.00%	$57,847,882

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of January 31, 2023.